Taxes - Schedule of Tax Payables (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Schedule of Tax Payables [Abstract]
VAT payable	$ 1,277,802	$ 908,992
Corporate income tax payable	372,261	113,840
Withholding tax payable	454,699	390,640
Disability insurance fund payable	759,004	971,516
Other tax payables	97,426	78,718
Total tax payables	$ 2,961,192	$ 2,463,706